Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIONWIDE MUTUAL FUNDS

Nationwide Diamond Hill Large Cap Concentrated Fund
Supplement dated April 29, 2019
to the Prospectus dated February 28, 2019

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Nationwide Diamond Hill Large Cap Concentrated Fund (formerly, Nationwide Large Cap Equity Fund)

Effective immediately, the table under the section entitled “Average Annual Total Returns (For the Periods Ended December 31, 2018)” on page 12 of the Prospectus is deleted in its entirety and replaced with the following:

	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	-14.81%	4.88%	11.21%
Class A Shares – After Taxes on Distributions	-28.63%	-0.28%	8.37%
Class A Shares – After Taxes on Distributions and Sales of Shares	-2.99%	3.07%	8.90%
Class C Shares – Before Taxes	-11.21%	5.47%	11.16%
Class R6 Shares – Before Taxes	-9.32%	6.54%	12.21%
Institutional Service Class Shares – Before Taxes	-9.40%	6.40%	12.14%
Russell 1000® Value Index (The Index does not pay sales charges, fees, expenses or taxes.)	-8.27%	5.95%	11.18%

Nationwide Diamond Hill Large Cap Concentrated Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIONWIDE MUTUAL FUNDS

Nationwide Diamond Hill Large Cap Concentrated Fund
Supplement dated April 29, 2019
to the Prospectus dated February 28, 2019

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Nationwide Diamond Hill Large Cap Concentrated Fund (formerly, Nationwide Large Cap Equity Fund)

Effective immediately, the table under the section entitled “Average Annual Total Returns (For the Periods Ended December 31, 2018)” on page 12 of the Prospectus is deleted in its entirety and replaced with the following:

	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	-14.81%	4.88%	11.21%
Class A Shares – After Taxes on Distributions	-28.63%	-0.28%	8.37%
Class A Shares – After Taxes on Distributions and Sales of Shares	-2.99%	3.07%	8.90%
Class C Shares – Before Taxes	-11.21%	5.47%	11.16%
Class R6 Shares – Before Taxes	-9.32%	6.54%	12.21%
Institutional Service Class Shares – Before Taxes	-9.40%	6.40%	12.14%
Russell 1000® Value Index (The Index does not pay sales charges, fees, expenses or taxes.)	-8.27%	5.95%	11.18%

Nationwide Diamond Hill Large Cap Concentrated Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.81%)
5 Years	rr_AverageAnnualReturnYear05	4.88%
10 Years	rr_AverageAnnualReturnYear10	11.21%
Nationwide Diamond Hill Large Cap Concentrated Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.21%)
5 Years	rr_AverageAnnualReturnYear05	5.47%
10 Years	rr_AverageAnnualReturnYear10	11.16%
Nationwide Diamond Hill Large Cap Concentrated Fund | Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.32%)
5 Years	rr_AverageAnnualReturnYear05	6.54%
10 Years	rr_AverageAnnualReturnYear10	12.21%
Nationwide Diamond Hill Large Cap Concentrated Fund | Institutional Service Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.40%)
5 Years	rr_AverageAnnualReturnYear05	6.40%
10 Years	rr_AverageAnnualReturnYear10	12.14%
Nationwide Diamond Hill Large Cap Concentrated Fund | After Taxes on distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(28.63%)
5 Years	rr_AverageAnnualReturnYear05	(0.28%)
10 Years	rr_AverageAnnualReturnYear10	8.37%
Nationwide Diamond Hill Large Cap Concentrated Fund | After Taxes on Distributions and Sales of Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.99%)
5 Years	rr_AverageAnnualReturnYear05	3.07%
10 Years	rr_AverageAnnualReturnYear10	8.90%
Nationwide Diamond Hill Large Cap Concentrated Fund | Russell 1000® Value Index (The Index does not pay sales charges, fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.27%)
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	11.18%